December 31, 2002	•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual

        Report

PACIFIC LIFE & ANNUITY

TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$128,978

Aggressive Growth Portfolio		$39,188

Emerging Markets Portfolio			$21,915

Diversified Research Portfolio				$27,641

Small-Cap Equity Portfolio					$92,808

International Large-Cap Portfolio						$132,510

I-Net Tollkeeper Portfolio							$16,566

Financial Services Portfolio								$23,445

Receivables:

Due from Pacific Life & Annuity Company	2,523	—	2,493	9	—	2,489	—	8

Fund shares redeemed	—	1,415	—	—	—	—	1,365	—

Total Assets	131,501	40,603	24,408	27,650	92,808	134,999	17,931	23,453

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	1,415	—	—	—	—	1,365	—

Fund shares purchased	2,523	—	2,493	9	—	2,489	—	8

Total Liabilities	2,523	1,415	2,493	9	—	2,489	1,365	8

NET ASSETS	$128,978	$39,188	$21,915	$27,641	$92,808	$132,510	$16,566	$23,445

Shares Owned in each Portfolio	21,428	6,289	3,698	3,430	7,020	25,524	6,018	2,976

Cost of Investments	$146,867	$42,801	$20,469	$28,755	$108,428	$130,119	$21,578	$25,405

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$122,089

Technology Portfolio		$29,236

Telecommunications Portfolio			$10,920

Multi-Strategy Portfolio				$103,600

Large-Cap Core Portfolio (1)					$331,339

Strategic Value Portfolio						$16,341

Growth LT Portfolio							$188,520

Focused 30 Portfolio								$8,541

Receivables:

Due from Pacific Life & Annuity Company	2,495	—	—	—	—	6	9	2,488

Fund shares redeemed	—	1,331	1,360	—	—	—	—	—

Total Assets	124,584	30,567	12,280	103,600	331,339	16,347	188,529	11,029

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	1,331	1,360	—	—	—	—	—

Fund shares purchased	2,495	—	—	—	—	6	9	2,488

Total Liabilities	2,495	1,331	1,360	—	—	6	9	2,488

NET ASSETS	$122,089	$29,236	$10,920	$103,600	$331,339	$16,341	$188,520	$8,541

Shares Owned in each Portfolio	17,245	9,225	3,875	8,303	22,247	2,396	14,413	1,702

Cost of Investments	$128,827	$35,058	$11,504	$114,401	$400,775	$17,506	$237,870	$9,601

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

ASSETS

Investments:

Mid-Cap Value Portfolio	$239,862

International Value Portfolio		$217,418

Capital Opportunities Portfolio			$51,583

Mid-Cap Growth Portfolio				$50,952

Global Growth Portfolio					$12,757

Equity Index Portfolio						$390,876

Small-Cap Index Portfolio							$115,875

Real Estate Portfolio (1)								$109,239

Receivables:

Due from Pacific Life & Annuity Company	2,765	267	529	2,752	—	10	268	2,498

Other	—	—	—	—	2	—	—	—

Total Assets	242,627	217,685	52,112	53,704	12,759	390,886	116,143	111,737

LIABILITIES

Payables:

Fund shares purchased	2,765	267	529	2,752	—	10	268	2,498

Total Liabilities	2,765	267	529	2,752	—	10	268	2,498

NET ASSETS	$239,862	$217,418	$51,583	$50,952	$12,759	$390,876	$115,875	$109,239

Shares Owned in each Portfolio	21,061	21,166	8,367	11,847	1,863	18,697	14,379	9,041

Cost of Investments	$267,541	$208,814	$55,749	$57,762	$14,766	$482,919	$135,383	$115,879

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$439,057

Managed Bond Portfolio		$584,688

Money Market Portfolio			$1,727,329

High Yield Bond Portfolio				$283,043

Equity Income Portfolio					$14,829

Research Portfolio						$373

Equity Portfolio							$25,445

Aggressive Equity Portfolio								$45,138

Large-Cap Value Portfolio									$172,037

Receivables:

Due from Pacific Life & Annuity Company	1	12	—	2,487	530	—	3,020	536	528

Fund shares redeemed	—	—	5,297	—	—	—	—	—	—

Total Assets	439,058	584,700	1,732,626	285,530	15,359	373	28,465	45,674	172,565

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	—	—	5,297	—	—	—	—	—	—

Fund shares purchased	1	12	—	2,487	530	—	3,020	536	528

Total Liabilities	1	12	5,297	2,487	530	—	3,020	536	528

NET ASSETS	$439,057	$584,688	$1,727,329	$283,043	$14,829	$373	$25,445	$45,138	$172,037

Shares Owned in each Portfolio	36,413	50,445	171,215	45,045	1,730	47	1,810	6,569	19,231

Cost of Investments	$412,219	$561,989	$1,727,506	$284,509	$16,371	$451	$30,456	$53,527	$186,955

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$146	$—	$84	$78	$574	$1,409	$—	$64

Net Investment Income	146	—	84	78	574	1,409	—	64

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(12,194)	(5,267)	(402)	(3,197)	(13,085)	(1,750)	(8,415)	(3,433)

Net unrealized appreciation (depreciation) on investments	(17,989)	(4,810)	(273)	(2,808)	(17,866)	2,068	(1,195)	(2,350)

Net Realized and Unrealized Gain (Loss) on Investments	(30,183)	(10,077)	(675)	(6,005)	(30,951)	318	(9,610)	(5,783)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($30,037)	($10,077)	($591)	($5,927)	($30,377)	$1,727	($9,610)	($5,719)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$2	$2,820	$2,578	$11	$1,789	$9

Net Investment Income	—	—	2	2,820	2,578	11	1,789	9

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(5,634)	(11,637)	(9,437)	(2,535)	(8,391)	(3,457)	(29,310)	(739)

Net unrealized depreciation on investments	(7,196)	(9,074)	(537)	(11,359)	(75,300)	(1,533)	(31,638)	(1,080)

Net Realized and Unrealized Loss on Investments	(12,830)	(20,711)	(9,974)	(13,894)	(83,691)	(4,990)	(60,948)	(1,819)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($12,830)	($20,711)	($9,972)	($11,074)	($81,113)	($4,979)	($59,159)	($1,810)

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INVESTMENT INCOME

Dividends	$11,857	$2,298	$101	$—	$—	$22,179	$846	$4,467

Net Investment Income	11,857	2,298	101	—	—	22,179	846	4,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(14,567)	(25,913)	(3,120)	(20,263)	(368)	(13,704)	(3,952)	(1,377)

Net unrealized appreciation (depreciation) on investments	(35,239)	10,320	(6,574)	(7,980)	(2,251)	(87,766)	(19,390)	(7,988)

Net Realized and Unrealized Loss on Investments	(49,806)	(15,593)	(9,694)	(28,243)	(2,619)	(101,470)	(23,342)	(9,365)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($37,949)	($13,295)	($9,593)	($28,243)	($2,619)	($79,291)	($22,496)	($4,898)

(1)	Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$5,615	$22,251	$20,229	$8,223	$125	$1	$103	$—	$1,696

Net Investment Income	5,615	22,251	20,229	8,223	125	1	103	—	1,696

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(1,301)	373	(910)	(5,077)	(301)	(8)	(2,504)	(4,549)	(17,607)

Net unrealized appreciation (depreciation) on investments	27,274	23,214	507	(299)	(1,542)	(79)	(4,999)	(9,437)	(16,719)

Net Realized and Unrealized Gain (Loss) on Investments	25,973	23,587	(403)	(5,376)	(1,843)	(87)	(7,503)	(13,986)	(34,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,588	$45,838	$19,826	$2,847	($1,718)	($86)	($7,400)	($13,986)	($32,630)

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$146	$—	$84	$78	$574	$1,409	$—	$64

Net realized loss from security transactions	(12,194)	(5,267)	(402)	(3,197)	(13,085)	(1,750)	(8,415)	(3,433)

Net unrealized appreciation (depreciation) on investments	(17,989)	(4,810)	(273)	(2,808)	(17,866)	2,068	(1,195)	(2,350)

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,037)	(10,077)	(591)	(5,927)	(30,377)	1,727	(9,610)	(5,719)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	62,944	18,369	7,426	8,112	34,821	39,705	8,943	13,818

Transfers between variable accounts, net	73,727	12,731	757	15,918	61,334	31,198	155	10,973

Transfers—policy charges and deductions	(26,960)	(11,227)	(5,200)	(6,995)	(24,385)	(24,028)	(5,692)	(6,483)

Transfers—surrender	(115)	—	—	—	(216)	(192)	—	—

Transfers—other	(809)	98	1	(839)	(131)	(918)	118	(393)

Net Increase in Net Assets Derived from Policy Transactions	108,787	19,971	2,984	16,196	71,423	45,765	3,524	17,915

NET INCREASE (DECREASE) IN NET ASSETS	78,750	9,894	2,393	10,269	41,046	47,492	(6,086)	12,196

NET ASSETS

Beginning of Year	50,228	29,294	19,522	17,372	51,762	85,018	22,652	11,249

End of Year	$128,978	$39,188	$21,915	$27,641	$92,808	$132,510	$16,566	$23,445

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$—	$2	$2,820	$2,578	$11	$1,789	$9

Net realized loss from security transactions	(5,634)	(11,637)	(9,437)	(2,535)	(8,391)	(3,457)	(29,310)	(739)

Net unrealized depreciation on investments	(7,196)	(9,074)	(537)	(11,359)	(75,300)	(1,533)	(31,638)	(1,080)

Net Decrease in Net Assets Resulting from Operations	(12,830)	(20,711)	(9,972)	(11,074)	(81,113)	(4,979)	(59,159)	(1,810)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	106,421	22,337	9,575	41,242	39,507	13,294	85,115	6,554

Transfers between variable accounts, net	35,641	11,246	4,083	52,745	269,552	6,795	69,875	7,404

Transfers—policy charges and deductions	(21,763)	(10,644)	(3,723)	(19,060)	(27,711)	(6,077)	(36,965)	(3,818)

Transfers—surrender	—	(58)	—	—	—	—	(245)	—

Transfers—other	(604)	(307)	143	(448)	(3,678)	952	(4)	—

Net Increase in Net Assets Derived from Policy Transactions	119,695	22,574	10,078	74,479	277,670	14,964	117,776	10,140

NET INCREASE IN NET ASSETS	106,865	1,863	106	63,405	196,557	9,985	58,617	8,330

NET ASSETS

Beginning of Year	15,224	27,373	10,814	40,195	134,782	6,356	129,903	211

End of Year	$122,089	$29,236	$10,920	$103,600	$331,339	$16,341	$188,520	$8,541

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$11,857	$2,298	$101	$—	$—	$22,179	$846	$4,467

Net realized loss from security transactions	(14,567)	(25,913)	(3,120)	(20,263)	(368)	(13,704)	(3,952)	(1,377)

Net unrealized appreciation (depreciation) on investments	(35,239)	10,320	(6,574)	(7,980)	(2,251)	(87,766)	(19,390)	(7,988)

Net Decrease in Net Assets Resulting from Operations	(37,949)	(13,295)	(9,593)	(28,243)	(2,619)	(79,291)	(22,496)	(4,898)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	79,320	38,537	13,238	24,251	2,575	45,518	35,776	15,214

Transfers between variable accounts, net	161,454	94,456	24,720	50,627	6,012	264,266	109,884	83,783

Transfers—policy charges and deductions	(51,125)	(23,514)	(7,062)	(13,124)	(3,025)	(38,567)	(23,094)	(14,732)

Transfers—surrender	(119)	(21)	—	—	—	(135)	—	—

Transfers—other	(1,799)	1,317	32	(365)	2	(4,587)	(2,201)	(226)

Net Increase in Net Assets Derived from Policy Transactions	187,731	110,775	30,928	61,389	5,564	266,495	120,365	84,039

NET INCREASE IN NET ASSETS	149,782	97,480	21,335	33,146	2,945	187,204	97,869	79,141

NET ASSETS

Beginning of Year	90,080	119,938	30,248	17,806	9,814	203,672	18,006	30,098

End of Year	$239,862	$217,418	$51,583	$50,952	$12,759	$390,876	$115,875	$109,239

(1)	Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$5,615	$22,251	$20,229	$8,223	$125	$1	$103	$—	$1,696

Net realized gain (loss) from security transactions	(1,301)	373	(910)	(5,077)	(301)	(8)	(2,504)	(4,549)	(17,607)

Net unrealized appreciation (depreciation) on investments	27,274	23,214	507	(299)	(1,542)	(79)	(4,999)	(9,437)	(16,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,588	45,838	19,826	2,847	(1,718)	(86)	(7,400)	(13,986)	(32,630)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	682,490	82,859	4,384,398	104,824	6,869	—	14,730	35,137	85,444

Transfers between variable accounts, net	140,037	369,024	(3,024,821)	177,579	12,724	505	5,772	7,435	83,511

Transfers—policy charges and deductions	(45,641)	(56,987)	(432,527)	(32,888)	(3,056)	(47)	(6,771)	(18,545)	(42,183)

Transfers—surrender	(25)	(123)	(13)	(109)	—	—	—	(69)	(61)

Transfers—other	(442,878)	(2,313)	(407,459)	(101)	10	1	(297)	(584)	2,347

Net Increase in Net Assets Derived from Policy Transactions	333,983	392,460	519,578	249,305	16,547	459	13,434	23,374	129,058

NET INCREASE IN NET ASSETS	365,571	438,298	539,404	252,152	14,829	373	6,034	9,388	96,428

NET ASSETS

Beginning of Year	73,486	146,390	1,187,925	30,891	—	—	19,411	35,750	75,609

End of Year	$439,057	$584,688	$1,727,329	$283,043	$14,829	$373	$25,445	$45,138	$172,037

(1)	Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$26	$—	$29	$20	$3,327	$316	$—	$28

Net realized loss from security transactions	(466)	(238)	(545)	(374)	(2,320)	(2,355)	(4,447)	(216)

Net unrealized appreciation (depreciation) on investments	101	1,197	1,829	1,669	2,575	539	(1,119)	390

Net Increase (Decrease) in Net Assets Resulting from Operations	(339)	959	1,313	1,315	3,582	(1,500)	(5,566)	202

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	10,047	2,384	7,554	19,529	21,338	30,965	7,231	3,913

Transfers between variable accounts, net	43,974	27,433	12,288	2,908	32,536	62,190	16,382	8,870

Transfers—policy charges and deductions	(3,364)	(1,472)	(2,850)	(2,298)	(7,035)	(9,971)	(3,594)	(496)

Transfers—other	(90)	(10)	(414)	(4,976)	(3,350)	(3,342)	(280)	(1,240)

Net Increase in Net Assets Derived from Policy Transactions	50,567	28,335	16,578	15,163	43,489	79,842	19,739	11,047

NET INCREASE IN NET ASSETS	50,228	29,294	17,891	16,478	47,071	78,342	14,173	11,249

NET ASSETS

Beginning of Year	—	—	1,631	894	4,691	6,676	8,479	—

End of Year	$50,228	$29,294	$19,522	$17,372	$51,762	$85,018	$22,652	$11,249

(1)	Operations commenced on May 1, 2001 for the Blue Chip and Aggressive Growth Variable Accounts, and May 23, 2001 for the Financial Services Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account (1)	Growth LT Variable Account	Focused 30 Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$—	$10	$644	$855	$10	$11,777	$—

Net realized loss from security transactions	(7)	(131)	(482)	(773)	(1,532)	(166)	(13,067)	(3)

Net unrealized appreciation (depreciation) on investments	458	3,252	(47)	843	5,961	368	(14,371)	20

Net Increase (Decrease) in Net Assets Resulting from Operations	451	3,121	(519)	714	5,284	212	(15,661)	17

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	6,128	3,234	2,602	17,054	37,120	2,762	32,392	122

Transfers between variable accounts, net	10,976	22,506	10,438	21,254	97,759	4,940	116,641	177

Transfers—policy charges and deductions	(1,136)	(1,116)	(482)	(4,543)	(8,561)	(1,613)	(20,604)	(106)

Transfers—other	(1,195)	(372)	(1,225)	(4,035)	(4,451)	55	(1,745)	1

Net Increase in Net Assets Derived from Policy Transactions	14,773	24,252	11,333	29,730	121,867	6,144	126,684	194

NET INCREASE IN NET ASSETS	15,224	27,373	10,814	30,444	127,151	6,356	111,023	211

NET ASSETS

Beginning of Year	—	—	—	9,751	7,631	—	18,880	—

End of Year	$15,224	$27,373	$10,814	$40,195	$134,782	$6,356	$129,903	$211

(1)	Operations commenced on May 23, 2001 for the Health Sciences, Technology, Telecommunications, and Focused 30 Variable Accounts, and February 27, 2001 for the Strategic Value Variable Account.

(2)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$1,518	$1,070	$35	$—	$—	$1,536	$1,460	$762

Net realized loss from security transactions	(979)	(1,735)	(320)	(98)	(11)	(1,660)	(1,606)	(115)

Net unrealized appreciation (depreciation) on investments	7,276	(1,930)	2,409	1,170	242	(3,433)	(141)	1,331

Net Increase (Decrease) in Net Assets Resulting from Operations	7,815	(2,595)	2,124	1,072	231	(3,557)	(287)	1,978

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	42,478	29,817	1,296	3,740	136	55,114	3,694	9,058

Transfers between variable accounts, net	60,725	91,778	27,830	15,222	9,577	149,665	22,589	22,464

Transfers—policy charges and deductions	(22,081)	(9,224)	(975)	(986)	(130)	(13,928)	(11,294)	(3,472)

Transfers—other	(4,558)	(64)	(27)	(1,242)	—	(330)	34	(621)

Net Increase in Net Assets Derived from Policy Transactions	76,564	112,307	28,124	16,734	9,583	190,521	15,023	27,429

NET INCREASE IN NET ASSETS	84,379	109,712	30,248	17,806	9,814	186,964	14,736	29,407

NET ASSETS

Beginning of Year	5,701	10,226	—	—	—	16,708	3,270	691

End of Year	$90,080	$119,938	$30,248	$17,806	$9,814	$203,672	$18,006	$30,098

(1)	Operations commenced on May 1, 2001 for the Capital Opportunities Variable Account, July 9, 2001 for the Mid-Cap Growth Variable Account, and June 14, 2001 for the Global Growth Variable Account.

(2)	Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$930	$3,035	$36,553	$2,455	$596	$—	$1,032

Net realized loss from security transactions	(84)	(121)	(913)	(5,105)	(962)	(2,770)	(1,352)

Net unrealized appreciation (depreciation) on investments	(573)	(586)	(569)	(1,107)	101	1,406	1,381

Net Increase (Decrease) in Net Assets Resulting from Operations	273	2,328	35,071	(3,757)	(265)	(1,364)	1,061

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	15,084	33,899	2,387,418	3,994	9,944	19,469	40,885

Transfers between variable accounts, net	53,395	114,499	(1,178,044)	38,759	11,433	28,867	37,756

Transfers—policy charges and deductions	(7,000)	(10,690)	(155,812)	(12,112)	(2,967)	(13,350)	(17,795)

Transfers—other	(14)	(726)	(5,845)	7	40	(764)	(2,430)

Net Increase in Net Assets Derived from Policy Transactions	61,465	136,982	1,047,717	30,648	18,450	34,222	58,416

NET INCREASE IN NET ASSETS	61,738	139,310	1,082,788	26,891	18,185	32,858	59,477

NET ASSETS

Beginning of Year	11,748	7,080	105,137	4,000	1,226	2,892	16,132

End of Year	$73,486	$146,390	$1,187,925	$30,891	$19,411	$35,750	$75,609

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the years ended December 31, 2002 and 2001 are shown in the table below. The ratio of expenses to average daily net assets was 0.00% for all Variable Accounts, as the operating expenses of the Separate Account are paid by Pacific Life & Annuity.

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

2002	$6.39	20,186	$128,978	0.16%	(25.94%)

05/01/2001 – 12/31/2001 (3)	8.63	5,822	50,228	0.23%	(12.52%)

Aggressive Growth

2002	$6.77	5,788	$39,188	0.00%	(22.32%)

05/01/2001 – 12/31/2001 (3)	8.72	3,361	29,294	0.00%	(11.78%)

Emerging Markets

2002	$7.24	3,025	$21,915	0.47%	(3.07%)

2001 (3)	7.47	2,612	19,522	0.38%	(9.32%)

Diversified Research

2002	$7.83	3,528	$27,641	0.35%	(24.19%)

2001 (3)	10.33	1,681	17,372	0.36%	(2.05%)

Small-Cap Equity

2002	$6.09	15,248	$92,808	0.64%	(23.58%)

2001 (3)	7.96	6,499	51,762	13.92%	(1.75%)

International Large-Cap

2002	$6.20	21,382	$132,510	1.03%	(17.63%)

2001 (3)	7.52	11,301	85,018	0.86%	(18.63%)

I-Net Tollkeeper

2002	$3.00	5,531	$16,566	0.00%	(38.62%)

2001 (3)	4.88	4,642	22,652	0.00%	(32.93%)

Financial Services

2002	$7.93	2,958	$23,445	0.34%	(14.59%)

05/23/2001 – 12/31/2001 (3)	9.28	1,212	11,249	1.15%	(6.93%)

Health Sciences

2002	$7.73	15,790	$122,089	0.00%	(23.30%)

05/23/2001 – 12/31/2001 (3)	10.08	1,510	15,224	0.00%	2.05%

Technology

2002	$3.90	7,503	$29,236	0.00%	(46.34%)

05/23/2001 – 12/31/2001 (3)	7.26	3,769	27,373	0.00%	(25.70%)

Telecommunications

2002	$3.35	3,258	$10,920	0.02%	(47.06%)

05/23/2001 – 12/31/2001 (3)	6.33	1,708	10,814	0.49%	(36.10%)

Multi-Strategy

2002	$8.38	12,357	$103,600	3.61%	(13.06%)

2001 (3)	9.64	4,168	40,195	2.73%	(0.79%)

Large-Cap Core (4)

2002	$6.46	51,270	$331,339	1.03%	(28.40%)

2001	9.03	14,933	134,782	1.94%	(7.87%)

Strategic Value

2002	$6.76	2,416	$16,341	0.08%	(22.15%)

02/27/2001 – 12/31/2001 (3)	8.69	731	6,356	0.65%	(12.47%)

Growth LT

2002	$4.00	47,167	$188,520	1.01%	(28.97%)

2001 (3)	5.63	23,085	129,903	16.76%	(28.84%)

Focused 30

2002	$7.09	1,204	$8,541	0.20%	(29.41%)

05/23/2001 – 12/31/2001 (3)	10.05	21	211	0.00%	0.59%

Mid-Cap Value

2002	$10.38	23,099	$239,862	6.45%	(14.46%)

2001 (3)	12.14	7,420	90,080	3.38%	13.93%

International Value

2002	$6.52	33,334	$217,418	1.14%	(13.91%)

2001 (3)	7.58	15,832	119,938	2.39%	(22.30%)

See Notes to Financial Statements	See explanation of references on page 18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Capital Opportunities

2002	$6.05	8,524	$51,583	0.29%	(26.78%)

05/01/2001 – 12/31/2001 (3)	8.26	3,660	30,248	0.53%	(16.62%)

Mid-Cap Growth

2002	$4.80	10,618	$50,952	0.00%	(47.03%)

07/09/2001 – 12/31/2001 (3)	9.06	1,965	17,806	0.00%	(8.34%)

Global Growth

2002	$7.33	1,740	$12,759	0.00%	(19.48%)

06/14/2001 – 12/31/2001 (3)	9.11	1,078	9,814	0.00%	(8.61%)

Equity Index

2002	$6.29	62,159	$390,876	7.14%	(22.34%)

2001 (3)	8.10	25,152	203,672	1.50%	(11.18%)

Small-Cap Index

2002	$7.99	14,509	$115,875	1.07%	(21.19%)

2001 (3)	10.13	1,777	18,006	10.34%	2.78%

Real Estate (5)

2002	$11.28	9,680	$109,239	6.07%	(0.32%)

2001 (3)	11.32	2,659	30,098	6.56%	8.79%

Inflation Managed

2002	$12.34	35,589	$439,057	2.77%	15.45%

2001 (3)	10.69	6,877	73,486	3.23%	4.28%

Managed Bond

2002	$12.26	47,700	$584,688	5.67%	10.93%

2001 (3)	11.05	13,249	146,390	5.42%	6.65%

Money Market

2002	$10.79	160,151	$1,727,329	1.43%	1.41%

2001 (3)	10.64	111,698	1,187,925	3.59%	3.85%

High Yield Bond

2002	$9.45	29,958	$283,043	9.26%	(3.00%)

2001 (3)	9.74	3,171	30,891	9.15%	1.17%

Equity Income (6)

02/25/2002 – 12/31/2002	$8.65	1,715	$14,829	1.51%	(13.54%)

Research (6)

03/04/2002 –12/31/2002	$7.93	47	$373	0.41%	(20.68%)

Equity

2002	$5.20	4,895	$25,445	0.45%	(26.51%)

2001 (3)	7.07	2,744	19,411	7.41%	(20.84%)

Aggressive Equity

2002	$5.21	8,660	$45,138	0.00%	(25.09%)

2001 (3)	6.96	5,138	35,750	0.00%	(16.90%)

Large-Cap Value

2002	$7.55	22,798	$172,037	1.49%	(22.96%)

2001 (3)	9.79	7,719	75,609	2.97%	(3.04%)

(1)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(4)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(5)	The Real Estate Variable Account was formerly named REIT Variable Account.

(6)	Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirty-three subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account has organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2002: the Equity Income and Research Variable Accounts. The Equity Income Variable Account commenced operations on February 25, 2002 and the Research Variable Account commenced operations on March 4, 2002.

The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account held by PL&A represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as an insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums for sales load and premium tax charges before amounts are allocated to the Separate Account. PL&A also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks PL&A assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by PL&A.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2002 were as follows:

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total cost of investments at beginning of year	$50,127	$28,097	$17,803	$15,679	$49,516	$84,695	$26,469

Add: Total net proceeds from policy transactions	163,441	49,567	17,154	28,077	125,268	2,698,007	12,143

Reinvested distributions from the Fund:

(a) Dividends from net investment income	146	—	84	78	574	1,409	—

(b) Distributions from capital gains	—	—	—	—	—	—	—

Sub-Total	213,714	77,664	35,041	43,834	175,358	2,784,111	38,612

Less: Cost of investments disposed during the year	66,847	34,863	14,572	15,079	66,930	2,653,992	17,034

Total cost of investments at end of year	146,867	42,801	20,469	28,755	108,428	130,119	21,578

Add: Unrealized appreciation (depreciation)	(17,889)	(3,613)	1,446	(1,114)	(15,620)	2,391	(5,012)

Total market value of investments at end of year	$128,978	$39,188	$21,915	$27,641	$92,808	$132,510	$16,566

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core (1)	Strategic Value

Total cost of investments at beginning of year	$10,859	$14,766	$24,121	$10,861	$39,637	$128,919	$5,988

Add: Total net proceeds from policy transactions	63,771	181,394	66,573	50,825	90,557	299,606	33,427

Reinvested distributions from the Fund:

(a) Dividends from net investment income	64	—	—	2	1,927	2,578	11

(b) Distributions from capital gains	—	—	—	—	893	—	—

Sub-Total	74,694	196,160	90,694	61,688	133,014	431,103	39,426

Less: Cost of investments disposed during the year	49,289	67,333	55,636	50,184	18,613	30,328	21,920

Total cost of investments at end of year	25,405	128,827	35,058	11,504	114,401	400,775	17,506

Add: Unrealized depreciation	(1,960)	(6,738)	(5,822)	(584)	(10,801)	(69,436)	(1,165)

Total market value of investments at end of year	$23,445	$122,089	$29,236	$10,920	$103,600	$331,339	$16,341

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total cost of investments at beginning of year	$147,615	$191	$82,520	$121,654	$27,839	$16,636	$9,572

Add: Total net proceeds from policy transactions	155,420	13,033	268,689	2,384,455	40,494	102,307	8,045

Reinvested distributions from the Fund:

(a) Dividends from net investment income	1,789	9	988	2,298	101	—	—

(b) Distributions from capital gains	—	—	10,869	—	—	—	—

Sub-Total	304,824	13,233	363,066	2,508,407	68,434	118,943	17,617

Less: Cost of investments disposed during the year	66,954	3,632	95,525	2,299,593	12,685	61,181	2,851

Total cost of investments at end of year	237,870	9,601	267,541	208,814	55,749	57,762	14,766

Add: Unrealized appreciation (depreciation)	(49,350)	(1,060)	(27,679)	8,604	(4,166)	(6,810)	(2,009)

Total market value of investments at end of year	$188,520	$8,541	$239,862	$217,418	$51,583	$50,952	$12,757

	Equity Index	Small-Cap Index	Real Estate (2)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total cost of investments at beginning of year	$207,949	$18,124	$28,750	$73,922	$146,905	$1,188,609	$32,059

Add: Total net proceeds from policy transactions	330,279	139,147	105,953	942,790	478,257	8,024,213	283,979

Reinvested distributions from the Fund:

(a) Dividends from net investment income	5,078	846	2,839	2,552	19,720	20,229	8,223

(b) Distributions from capital gains	17,101	—	1,628	3,063	2,531	—	—

Sub-Total	560,407	158,117	139,170	1,022,327	647,413	9,233,051	324,261

Less: Cost of investments disposed during the year	77,488	22,734	23,291	610,108	85,424	7,505,545	39,752

Total cost of investments at end of year	482,919	135,383	115,879	412,219	561,989	1,727,506	284,509

Add: Unrealized appreciation (depreciation)	(92,043)	(19,508)	(6,640)	26,838	22,699	(177)	(1,466)

Total market value of investments at end of year	$390,876	$115,875	$109,239	$439,057	$584,688	$1,727,329	$283,043

(1)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.
(2)	The Real Estate Variable Account was formerly named REIT Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity Income (1)	Research (1)	Equity	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of year	$—	$—	$19,424	$34,702	$73,807

Add: Total net proceeds from policy transactions	18,812	505	20,531	45,220	207,269

Reinvested distributions from the Fund:

(a) Dividends from net investment income	125	1	103	—	1,696

(b) Distributions from capital gains	—	—	—	—	—

Sub-Total	18,937	506	40,058	79,922	282,772

Less: Cost of investments disposed during the year	2,566	55	9,602	26,395	95,817

Total cost of investments at end of year	16,371	451	30,456	53,527	186,955

Add: Unrealized depreciation	(1,542)	(78)	(5,011)	(8,389)	(14,918)

Total market value of investments at end of year	$14,829	$373	$25,445	$45,138	$172,037

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2002 were as follows:
	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total units outstanding at beginning of year	5,822	3,361	2,612	1,681	6,499	11,301	4,642

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	8,764	2,478	958	925	4,992	5,737	2,256

(b) Transfers between variable accounts, net	9,548	1,475	137	1,829	7,455	8,049	39

(c) Transfers—policy charges and deductions	(3,812)	(1,525)	(682)	(823)	(3,610)	(3,540)	(1,436)

(d) Transfers—surrender	(18)	—	—	—	(39)	(32)	—

(e) Transfers—other	(118)	(1)	—	(84)	(49)	(133)	30

Sub-Total	14,364	2,427	413	1,847	8,749	10,081	889

Total units outstanding at end of year	20,186	5,788	3,025	3,528	15,248	21,382	5,531

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy	Large-Cap Core (2)	Strategic Value

Total units outstanding at beginning of year	1,212	1,510	3,769	1,708	4,168	14,933	731

Increase (decrease) in units resulting from

policy transactions:

(a) Transfer of net premiums	1,624	13,096	4,800	1,473	4,608	5,241	1,752

(b) Transfers between variable accounts, net	923	3,862	1,284	628	5,837	35,048	792

(c) Transfers—policy charges and deductions	(756)	(2,605)	(2,249)	(573)	(2,194)	(3,869)	(790)

(d) Transfers—surrender	—	—	(18)	—	—	—	—

(e) Transfers—other	(45)	(73)	(83)	22	(62)	(83)	(69)

Sub-Total	1,746	14,280	3,734	1,550	8,189	36,337	1,685

Total units outstanding at end of year	2,958	15,790	7,503	3,258	12,357	51,270	2,416

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties	Mid-Cap Growth	Global Growth

Total units outstanding at beginning of year	23,085	21	7,420	15,832	3,660	1,965	1,078

Increase (decrease) in units resulting from

policy transactions:

(a) Transfer of net premiums	18,343	795	7,033	5,458	2,034	4,297	322

(b) Transfers between variable accounts, net	14,156	870	13,307	15,454	3,913	6,782	728

(c) Transfers—policy charges and deductions	(8,356)	(481)	(4,583)	(3,364)	(1,083)	(2,361)	(388)

(d) Transfers—surrender	(64)	—	(12)	(3)	—	—	—

(e) Transfers—other	3	(1)	(66)	(43)	—	(65)	—

Sub-Total	24,082	1,183	15,679	17,502	4,864	8,653	662

Total units outstanding at end of year	47,167	1,204	23,099	33,334	8,524	10,618	1,740

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

(2) The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity Index	Small-Cap Index	Real Estate (1)	Inflation Managed	Managed Bond	Money Market	High Yield Bond

Total units outstanding at beginning of year	25,152	1,777	2,659	6,877	13,249	111,698	3,171

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	6,551	3,981	1,313	56,563	7,143	409,287	11,047

(b) Transfers between variable accounts, net	36,231	11,374	7,000	12,513	32,380	(282,460)	19,253

(c) Transfers—policy charges and deductions	(5,680)	(2,622)	(1,272)	(3,881)	(4,898)	(40,394)	(3,501)

(d) Transfers—surrender	(22)	—	—	(2)	(10)	(1)	(12)

(e) Transfers—other	(73)	(1)	(20)	(36,481)	(164)	(37,979)	—

Sub-Total	37,007	12,732	7,021	28,712	34,451	48,453	26,787

Total units outstanding at end of year	62,159	14,509	9,680	35,589	47,700	160,151	29,958

	Equity Income (2)	Research (2)	Equity	Aggressive Equity	Large-Cap Value

Total units outstanding at beginning of year	—	—	2,744	5,138	7,719

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	745	—	2,412	5,446	10,639

(b) Transfers between variable accounts, net	1,306	52	932	1,285	9,704

(c) Transfers—policy charges and deductions	(336)	(6)	(1,148)	(3,110)	(5,101)

(d) Transfers—surrender	—	—	—	(15)	(8)

(e) Transfers—other	—	1	(45)	(84)	(155)

Sub-Total	1,715	47	2,151	3,522	15,079

Total units outstanding at end of year	1,715	47	4,895	8,660	22,798

(1) The Real Estate Variable Account was formerly named REIT Variable Account.

(2) Operations commenced during 2002 (See Note 1 to Financial Statements).

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts) as of December 31, 2002, the related statements of operations for the year then ended (as to the Equity Income and Research Variable Accounts, for each of the periods from commencement of operations through December 31, 2002), and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the year ended December 31, 2002, and for each of the periods from commencement of operations through December 31, 2001, and as to the Equity Income and Research Variable Accounts, for each of the periods from commencement of operations through December 31, 2002). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2002, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

Annual Report

as of December 31, 2002

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life & Annuity Company

Client Services Department

Mailing Address:

700 Newport Center Drive

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 85-23210-02